SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding at beginning of period	1,560,040	1,253,554	737,049
Weighted average exercise price, Outstanding at beginning of period	$ 3.64	$ 3.31	$ 2.61
Options, outstanding, granted	57,000	479,000	648,712
Weighted average exercise price, Granted	$ 4.50	$ 4.50	$ 4.09
Options, outstanding, cancelled	(18,512)	(172,514)	(132,207)
Weighted average exercise price, Cancelled	$ 3.37	$ 3.57	$ 3.34
Options, Outstanding at ending of period	1,598,528	1,560,040	1,253,554	737,049
Weighted average exercise price, Outstanding at end of period	$ 3.68	$ 3.64	$ 3.31	$ 2.61
Options, outstanding, vested	908,803
Weighted average exercise price, Vested at end of period	$ 3.15
Weighted average remaning contractual term (years) beginning of the period				6 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding at beginning of period	$ 2,116	$ 5,884	$ 2,446
Weighted average remaning contractual term (years)		5 years 2 months 1 day	5 years 7 months 24 days
Aggregate Intrinsic Value, Outstanding at end of period		$ 2,116	$ 5,884	$ 2,446
Options, Exercisable at end of period		838,994
Weighted average exercise price, Exercisable at end of period		$ 3.10
Weighted average remaning contractual term (years) exercisable at end of the period		4 years 2 months 26 days
Aggregate Intrinsic Value, Exercisable at end of period		$ 1,595
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding at beginning of period	50,000
Options, outstanding, granted		110,000
Options, outstanding, cancelled		(60,000)
Options, Outstanding at ending of period	33,336	50,000
Weighted average grant date fair value per share, begining of period	$ 6.32
Options, outstanding, vested	(16,664)
Weighted average grant date fair value per share,vested	$ 6.32
Weighted average grant date fair value per share, unvested and outstanding ending balance	$ 6.32	6.32
Weighted average grant date fair value per share, granted		6.8
Weighted average grant date fair value per share,vested		$ 7.2
Weighted average grant date fair value per share, unvested and outstanding ending balance		6 years 5 months 8 days